Income Taxes - Schedule of Provision (Benefit) for Income Taxes from Continued Operations (Details) (10-K) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Income Tax Disclosure [Abstract]
Current Federal
Current State
Current Federal and State Income Tax Expense (Benefit)
Deferred Federal	(1,396,673)	(1,301,000)
Deferred State
Deferred Federal and State Income Tax Expense (Benefit)	(239,000)	(1,301,000)
Valuation allowance	1,396,673	1,301,000
Provision (benefit) for income taxes, net